Employee Salaries and Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Salaries And Employee Benefits [Abstract]
Summary of Employee Salaries and Benefit Expenses

33. EMPLOYEE SALARIES AND BENEFIT EXPENSES

For the years ended December 31,	2023	2022
Salaries, Bonuses and Other Short-Term Employee Benefits	1,344	1,246
Pension and Post-Employment Benefits	125	92
Stock-Based Compensation (Note 32)	97	373
Other Incentive Benefits (Recovery)	—	(9)
Termination Benefits	14	27
	1,580	1,729